Restatement of Previously Issued Financial Statements (Details 1) (USD $)	12 Months Ended
Jul. 31, 2012
Change in fair value of warrant liability	$ (3,996,667)
Net income attributable to ordinary shares not subject to redemption	3,815,498
Weighted average number of ordinary shares outstanding, excluding shares subject to possible redemption - basic and diluted	1,631,284
Net income / (loss) per ordinary share, excluding shares subject to possible redemption - basic and diluted	$ 2.34
As Previously Reported [Member]
Change in fair value of warrant liability
Net income attributable to ordinary shares not subject to redemption	(181,169)
Weighted average number of ordinary shares outstanding, excluding shares subject to possible redemption - basic and diluted	1,531,934
Net income / (loss) per ordinary share, excluding shares subject to possible redemption - basic and diluted	$ (0.12)
Effect of Restatement [Member]
Change in fair value of warrant liability	3,996,667
Net income attributable to ordinary shares not subject to redemption	$ 3,996,667
Weighted average number of ordinary shares outstanding, excluding shares subject to possible redemption - basic and diluted	99,350
Net income / (loss) per ordinary share, excluding shares subject to possible redemption - basic and diluted	$ 2.46